Share Capital Authorized and Issued	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Share Capital Authorized and Issued
16.          Share Capital Authorized and Issued
The following sets out the number and par value of shares authorized, issued and outstanding:

	December 31, 2025	December 31, 2024
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	96,651,534	111,730,209
Common shares
Cash dividends of $0.50 per share were declared and paid in the year ended December 31, 2025 (2024: $0.40), resulting in an aggregate dividend of $53.2 million (2024: $46.3 million).
Common share repurchases
On August 6, 2025, the Group’s Board of Directors approved a renewal to the existing share repurchase program (the “Program”), bringing the total current authorization to $200.0 million. Pursuant to the Program, FIHL may repurchase shares through open market purchases pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), accelerated share repurchases or privately negotiated transactions, as well as pursuant to a trading plan meeting the requirements of Rule 10b5-1 under the Exchange Act.
The following table summarizes common shares repurchased for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023
Common shares repurchased	15,184,976	6,570,003	—
Cost of shares repurchased, inclusive of commissions	$261.4	$105.5	$—
Weighted average price per share, inclusive of commissions	$17.22	$16.06	$—
Included in common shares repurchased in the year ended December 31, 2025 were 7,185,178 common shares repurchased from CVC Falcon Holdings Limited (“CVC”), a longstanding shareholder, for $125.0 million in privately negotiated transactions.
Included in common shares repurchased in the year ended December 31, 2025, were 1,487,359 (2024: 577,383, 2023: $nil) common shares repurchased from TFP for $25.6 million (2024: $9.3 million, 2023: $nil). These transactions were effected at a price equal to the average price paid by the Group on such day for share repurchases from all other shareholders. The repurchase mechanism follows a prescribed format designed to keep TFP’s ownership of FIHL to below 9.8752%. Common shares repurchased by the Group are retired. Common shares repurchased by the Group prior to June 30, 2025 that were held as treasury shares have been retired. The unutilized amount of the share repurchase authorization at December 31, 2025 was $49.4 million.